Estimated Useful Lives Used in Computing Depreciation and Amortization of Property, Plant and Equipment (Detail)	12 Months Ended
Mar. 31, 2013
Minimum | Buildings
Property, Plant and Equipment [Line Items]
Estimated useful lives used in computing depreciation and amortization of property, plant and equipment	3 years
Minimum | Machinery and equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives used in computing depreciation and amortization of property, plant and equipment	2 years
Maximum | Buildings
Property, Plant and Equipment [Line Items]
Estimated useful lives used in computing depreciation and amortization of property, plant and equipment	50 years
Maximum | Machinery and equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives used in computing depreciation and amortization of property, plant and equipment	20 years